SCHEDULE OF CURRENCY EXCHANGE RATE (Details)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Year End Spot Rate [Member]
Foreign currency exchange rate	1	1	1
Year End Spot Rate M Y R [Member]
Foreign currency exchange rate	4.6359	4.1869	4.1576
Average Rate [Member]
Foreign currency exchange rate	1	1	1
Average Rate MYR [Member]
Foreign currency exchange rate	4.3041	4.1243	4.2163